Lease - Summary of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020
Disclosure Of Supplemental Cash Flow Information Of The Leases [Line Items]
Cash payments for the operating leases	$ 495,819	$ 371,734
ROU assets obtained in exchange for the new operating lease liabilities	$ 764,083	$ 639,545